Investments - Fixed Maturities, AFS Contractual by Contractual Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Amortized Cost
One year or less	$ 392	$ 445
Over one year through five years	2,305	2,392
Over five years through ten years	3,351	4,438
Over ten years	7,822	8,209
Mortgage-backed, CLOs and ABS	3,493	3,205
Amortized Cost	17,363	18,689
Fair Value
One year or less	378	437
Over one year through five years	2,178	2,214
Over five years through ten years	2,960	3,732
Over ten years	6,144	6,140
Mortgage-backed, CLOs and ABS	3,222	2,860
Fair Value	$ 14,882	$ 15,383